Advance to Suppliers (Details) - Schedule of Advance to Suppliers ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Advance to Suppliers [Abstract]
Advance to suppliers	¥ 19,288	$ 2,716	¥ 15,359
Less: Allowance for doubtful accounts	(8,472)	(1,193)	(8,366)
Advance to suppliers, net	¥ 10,816	$ 1,523	¥ 6,993